Deferred Offering Costs	12 Months Ended
Oct. 31, 2025
Deferred Costs [Abstract]
DEFERRED OFFERING COSTS
8.	DEFERRED OFFERING COSTS

Pursuant to ASC 340-10-S99-1, initial public offerings (IPO) costs and subsequent follow-on public offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. As of October 31, 2025, the Company had conclude its IPO, and the accumulated deferred IPO costs of $1,987,086 was fully charge against the proceeds of the offering as a reduction of the Company's additional paid-in capital. As of October 31, 2025, the Company did not conclude its secondary public offering. During the year ended October 31, 2025, the Company recorded a charge of $19,884 related to the secondary public offering.

As of October 31, 2025 and 2024, the accumulated deferred offering costs was $19,884 and $967,793, respectively.